Schedule of Investments (unaudited) January 31, 2024	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
YPF SA, ADR (a)	934,504	$16,148,229

Austria — 0.7%
Erste Group Bank AG	726,727	31,306,237

Brazil — 9.7%
Ambev SA	23,709,515	62,594,957
Ambev SA, ADR	7,291,789	19,104,487
Arezzo Industria e Comercio SA	1,532,592	19,361,564
B3 SA - Brasil Bolsa Balcao	19,469,301	51,439,761
Banco Bradesco SA, ADR	29,907,203	92,712,329
CCR SA	9,109,988	24,124,625
GRUPO DE MODA SOMA SA	14,366,791	22,966,451
Hapvida Participacoes e Investimentos SA (a)(b)	85,918,413	67,286,340
Lojas Renner SA	11,194,390	36,264,726
Sendas Distribuidora S/A	12,372,704	34,113,341
XP, Inc., Class A	993,473	24,419,567

		454,388,148

Canada — 1.7%
Barrick Gold Corp.	3,053,206	47,630,014
Eldorado Gold Corp. (a)	2,320,728	28,360,713
Eldorado Gold Corp. (a)(c)	307,452	3,753,989

		79,744,716

Chile — 0.5%
Banco de Chile	226,977,711	25,405,272

China — 17.2%
Alibaba Group Holding Ltd.	11,934,600	107,041,114
Alibaba Group Holding Ltd., ADR	321,795	23,223,945
China Construction Bank Corp., Class H	75,876,000	45,059,966
China Mengniu Dairy Co. Ltd.	17,225,000	38,165,779
China Merchants Bank Co. Ltd., Class H	8,654,500	31,548,984
China Oilfield Services Ltd., Class A	12,302,939	26,298,846
China Oilfield Services Ltd., Class H	22,388,000	21,517,208
China Petroleum & Chemical Corp., Class H	71,794,000	37,347,463
China Yangtze Power Co. Ltd., Class A	7,601,200	25,815,791
Contemporary Amperex Technology Co. Ltd., Class A	501,047	10,574,116
CSPC Pharmaceutical Group Ltd.	25,158,000	18,508,474
Hang Zhou Great Star Industrial Co. Ltd., Class A	7,971,554	20,680,669
NARI Technology Co. Ltd., Class A	8,647,834	25,259,407
NetEase, Inc.	1,486,700	28,898,637
NetEase, Inc., ADR	450,336	43,970,807
New Oriental Education & Technology Group, Inc. (a)	614,600	4,743,634
New Oriental Education & Technology Group, Inc., ADR (a)(c)	573,620	43,973,709
Shenzhou International Group Holdings Ltd.	5,749,900	51,205,186
Sunny Optical Technology Group Co. Ltd.	3,438,900	21,136,796
Tencent Holdings Ltd.	2,935,200	101,884,608
Tencent Holdings Ltd., ADR (c)	666,864	23,233,542
Tencent Music Entertainment Group, ADR (a)	4,030,448	37,886,211
Zijin Mining Group Co. Ltd., Class A	6,996,000	11,731,769
Zijin Mining Group Co. Ltd., Class H	5,076,000	7,532,093

		807,238,754

Greece — 0.4%
National Bank of Greece SA (a)	2,359,370	17,938,480

Hong Kong — 1.2%
AIA Group Ltd.	3,805,000	29,840,393

Security	Shares	Value

Hong Kong (continued)
Guangdong Investment Ltd.	21,152,000	$12,297,074
Link REIT	2,737,400	13,729,927

		55,867,394

Hungary — 1.9%
MOL Hungarian Oil & Gas PLC	3,537,588	28,992,470
OTP Bank Nyrt	720,688	33,388,597
Wizz Air Holdings PLC (a)(b)	1,141,503	28,535,800

		90,916,867

India — 16.2%
Aditya Birla Capital Ltd. (a)	7,517,338	15,485,091
Axis Bank Ltd.	5,216,370	67,068,473
Bharat Electronics Ltd.	14,521,266	32,524,231
Cipla Ltd.	2,714,655	44,151,663
Crompton Greaves Consumer Electricals Ltd.	4,249,303	15,517,379
GAIL India Ltd.	20,306,849	42,254,243
Godrej Consumer Products Ltd.	3,781,375	53,026,539
Godrej Properties Ltd., Class A (a)	634,380	18,124,961
HDFC Bank Ltd.	4,576,358	80,479,186
Infosys Ltd.	2,591,987	51,674,268
Infosys Ltd., ADR	2,240,420	44,494,741
Larsen & Toubro Ltd.	695,354	29,111,158
Marico Ltd.	1,956,110	12,442,016
Maruti Suzuki India Ltd.	203,997	25,020,445
NTPC Ltd.	10,272,196	39,328,643
Oil & Natural Gas Corp. Ltd.	8,988,018	27,303,023
Reliance Industries Ltd.	2,194,792	75,405,384
SBI Cards & Payment Services Ltd.	2,322,538	20,021,259
UltraTech Cement Ltd.	520,735	63,671,269

		757,103,972

Indonesia — 3.6%
Astra International Tbk PT	82,848,000	26,846,091
Bank Central Asia Tbk PT	80,745,500	48,853,158
Bank Rakyat Indonesia Persero Tbk PT	177,602,600	63,978,727
Telkom Indonesia Persero Tbk PT	122,957,900	30,841,143

		170,519,119

Kazakhstan — 1.4%
Kaspi.KZ JSC, ADR	122,160	11,238,720
Kaspi.KZ JSC, GDR	566,131	52,084,052

		63,322,772

Malaysia — 0.6%
Public Bank Bhd	28,729,700	26,632,912

Mexico — 4.3%
Fibra Uno Administracion SA de CV	9,909,839	16,846,985
Fomento Economico Mexicano SAB de CV	1,990,842	27,000,682
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	3,412,627	31,242,346
Grupo Aeroportuario del Pacifico SAB de CV, ADR	121,566	18,950,924
Grupo Aeroportuario del Pacifico SAB de CV, Class B	659,214	10,262,696
Wal-Mart de Mexico SAB de CV	23,232,157	95,984,585

		200,288,218

Netherlands — 0.9%
Prosus NV	1,461,382	43,478,565

Panama — 0.7%
Copa Holdings SA, Class A	359,724	34,555,087

Philippines — 1.2%
Ayala Land, Inc.	22,504,300	13,599,476
Bank of the Philippine Islands	5,254,360	10,296,296

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
BDO Unibank, Inc.	4,094,450	$10,540,292
International Container Terminal Services, Inc.	2,722,300	11,771,241
Jollibee Foods Corp.	2,316,560	10,452,194

		56,659,499

Poland — 0.6%
Powszechny Zaklad Ubezpieczen SA	2,371,713	28,555,809

Qatar — 0.8%
Qatar National Bank QPSC	8,273,444	35,147,419

Russia(d) — 0.0%
Fix Price Group PLC, Registered Shares, GDR (a)	532,872	5,329
Gazprom PJSC (a)	8,520,027	947
LUKOIL PJSC	1,370,026	152
Novatek PJSC	295,922	33
Sberbank of Russia PJSC	6,788,060	754
TCS Group Holding PLC, Class A, GDR (a)	25,066	3

		7,218

Saudi Arabia — 0.9%
Etihad Etisalat Co.	967,793	13,445,512
Saudi Basic Industries Corp.	950,354	19,700,451
Yanbu National Petrochemical Co.	823,965	8,427,449

		41,573,412

Singapore — 0.8%
Singapore Telecommunications Ltd.	19,784,500	35,306,285

South Africa — 1.1%
Absa Group Ltd.	2,651,544	23,152,003
Shoprite Holdings Ltd.	2,034,381	29,500,019

		52,652,022

South Korea — 7.6%
Hansol Chemical Co. Ltd.	123,516	18,487,374
HYBE Co. Ltd. (a)	133,044	20,059,463
KT&G Corp.	414,209	28,130,697
Samsung Electronics Co. Ltd.	4,377,333	237,850,396
Samsung Electronics Co. Ltd., GDR	19,331	26,417,120
Samsung SDI Co. Ltd. (a)	92,344	25,627,639

		356,572,689

Taiwan — 13.3%
Accton Technology Corp.	2,730,000	45,925,570
Advantech Co. Ltd.	641,000	6,909,474
Delta Electronics, Inc.	5,668,000	50,720,631
Global Unichip Corp.	101,000	4,958,766
Hiwin Technologies Corp.	3,242,000	22,755,887
Phison Electronics Corp.	1,617,000	27,156,293
Taiwan Semiconductor Manufacturing Co. Ltd.	20,958,000	419,547,554
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	403,984	45,634,033

		623,608,208

Thailand — 2.2%
Advanced Info Service PCL, NVDR	3,799,600	23,433,589
Bangkok Dusit Medical Services PCL, NVDR	22,898,400	17,749,411
CP ALL PCL, NVDR	25,567,300	37,637,665
Thai Beverage PCL	60,067,100	23,450,841

		102,271,506

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	6,106,076	14,962,001
Emaar Properties PJSC	3,159,802	6,388,713

		21,350,714

United Kingdom — 0.9%
Anglogold Ashanti PLC	688,759	12,325,403

Security	Shares	Value

United Kingdom (continued)
Anglogold Ashanti PLC (c)	450,417	$7,936,348
Prudential PLC	1,939,996	19,928,739

		40,190,490

United States — 2.1%
Cognizant Technology Solutions Corp., Class A	598,291	46,140,202
EPAM Systems, Inc. (a)	191,307	53,204,390

		99,344,592

Total Common Stocks — 93.3% (Cost: $4,328,413,480)		4,368,094,605

Preferred Securities

Preferred Stocks — 2.0%

Brazil — 0.2%
Banco Bradesco SA, Preference Shares	3,118,290	9,661,261
Banco Nacional SA, Preference Shares(d)	42,567,626	86

		9,661,347

South Korea — 1.8%
Samsung Electronics Co. Ltd., Preference Shares	1,956,150	85,593,015

Total Preferred Securities — 2.0% (Cost: $91,232,544)		95,254,362

Total Long-Term Investments — 95.3% (Cost: $4,419,646,024)		4,463,348,967

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(e)(f)	173,015,781	$173,015,781
SL Liquidity Series, LLC, Money Market Series, 5.50%(e)(f)(g)	77,681,684	77,712,757

Total Short-Term Securities — 5.4% (Cost: $250,713,695)		250,728,538

Total Investments — 100.7% (Cost: $4,670,359,719)		4,714,077,505

Liabilities in Excess of Other Assets — (0.7)%		(30,535,138)

Net Assets — 100.0%		$4,683,542,367

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$202,549,764	$—		$(29,533,983	)(a)	$—	$—	$173,015,781	173,015,781	$10,577,335		$—
SL Liquidity Series, LLC, Money Market Series	25,671,028	52,045,732	(a)	—		(11,089)	7,086	77,712,757	77,681,684	208,248	(b)	—

						$(11,089)	$7,086	$250,728,538		$10,785,583		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	956	03/15/24	$ 46,882	$(467,929)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$40,977,678	$ (5,003,786)(c)	$36,057,170	0.9%
	Monthly	HSBC Bank PLC(d)	02/10/28	11,619,536	(526,278)(e)	11,123,331	0.2
	Monthly	JPMorgan Chase Bank N.A.(f)	02/08/24	28,990,767	(382,679)(g)	28,870,700	0.6

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Emerging Markets Fund, Inc.

Equity Securities Long (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
					$(5,912,743)	$76,051,201

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(83,278) of net dividends and financing fees.
(e)	Amount includes $(30,073) of net dividends and financing fees.
(g)	Amount includes $(262,612) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-67 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 8/17/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

China
Contemporary Amperex Technology Co. Ltd.	519,440	$10,962,282	30.4%
Yunnan Tin Co., Ltd.	2,861,400	5,014,018	13.9
Zhejiang Sanhua Intelligent Controls Co. Ltd.	6,873,915	20,080,870	55.7

		36,057,170

Net Value of Reference Entity — Goldman Sachs Bank USA		$36,057,170

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 2/10/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Hong Kong
Prudential PLC	1,082,819	$11,123,331	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$11,123,331

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 2/8/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

China
Prosus NV	970,389	$28,870,700	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$28,870,700

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments

Common Stocks
Argentina	$16,148,229	$—	$—	$16,148,229
Austria	—	31,306,237	—	31,306,237
Brazil	454,388,148	—	—	454,388,148
Canada	79,744,716	—	—	79,744,716
Chile	—	25,405,272	—	25,405,272
China	172,288,214	634,950,540	—	807,238,754
Greece	—	17,938,480	—	17,938,480
Hong Kong	—	55,867,394	—	55,867,394
Hungary	62,381,067	28,535,800	—	90,916,867
India	44,494,741	712,609,231	—	757,103,972
Indonesia	—	170,519,119	—	170,519,119
Kazakhstan	63,322,772	—	—	63,322,772
Malaysia	—	26,632,912	—	26,632,912
Mexico	200,288,218	—	—	200,288,218
Netherlands	43,478,565	—	—	43,478,565
Panama	34,555,087	—	—	34,555,087
Philippines	10,452,194	46,207,305	—	56,659,499
Poland	—	28,555,809	—	28,555,809
Qatar	—	35,147,419	—	35,147,419
Russia	—	—	7,218	7,218
Saudi Arabia	13,445,512	28,127,900	—	41,573,412
Singapore	—	35,306,285	—	35,306,285
South Africa	29,500,019	23,152,003	—	52,652,022
South Korea	—	356,572,689	—	356,572,689
Taiwan	45,634,033	577,974,175	—	623,608,208
Thailand	—	102,271,506	—	102,271,506
United Arab Emirates	14,962,001	6,388,713	—	21,350,714
United Kingdom	7,936,348	32,254,142	—	40,190,490
United States	99,344,592	—	—	99,344,592

5

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks
South Korea	$—	$85,593,015	$—	$85,593,015
Brazil	9,661,261	—	86	9,661,347
Short-Term Securities
Money Market Funds	173,015,781	—	—	173,015,781

	$1,575,041,498	$3,061,315,946	$7,304	4,636,364,748

Investments Valued at NAV(a)				77,712,757

				$4,714,077,505

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(467,929)	$(5,912,743)	$—	$(6,380,672)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S C H E D U L E O F I N V E S T M E N T S	6